Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenues (note 4)
Royalty income	$ 23	$ 8	$ 47	$ 29
Product sales			1,016	129
Supply chain	87	256	168	301
Licensing revenue	18	19	55	55
Total revenues	128	283	1,286	514
Operating expenses
Cost of sales	33		907	101
Research and development costs	372	475	880	1,574
General and administrative expenses	1,180	1,364	3,445	4,924
Selling expenses	283	377	730	1,176
Restructuring costs (note 9)				773
Impairment (reversal) of right of use asset		(125)		276
Gain on modification of building lease (notes 6 and 10)			(219)
Impairment of prepaid asset				169
Total operating expenses (note 14)	1,868	2,091	5,743	8,993
Loss from operations	(1,740)	(1,808)	(4,457)	(8,479)
Gain due to changes in foreign currency exchange rates	211	3	237	61
Gain on change in fair value of warrant liability (note 11)	816	2,120	1,147	3,985
Other finance (costs)	(423)	(646)	(734)	(603)
Net finance income	604	1,477	650	3,443
Net (loss)	(1,136)	(331)	(3,807)	(5,036)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(483)	377	(482)	351
Items that will not be reclassified to profit or loss:
Actuarial (loss) on defined benefit plans (note 12)	(635)	(536)	(665)	(2,027)
Comprehensive (loss)	$ (2,254)	$ (490)	$ (4,954)	$ (6,712)
Net (loss) per share [basic and diluted]	$ (0.02)	$ (0.02)	$ (0.11)	$ (0.31)
Weighted average number of shares outstanding (note 19):
Basic	56,211,486	16,887,819	33,832,136	16,651,969
Diluted	56,211,486	16,887,819	33,832,136	16,651,969